Other Income and Expense - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
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Share Income	₺ 63,440	₺ 84,803	₺ 16,047
Rent income	23,511	22,668	21,136
Non-interest income from banks	10,435	17,030	21,335
Other	133,627	103,103	82,426
Other income	231,013	227,604	140,944
Revaluation tax expense	(259,070)	(277,184)
Donation expenses	(168,723)	(168,997)
Litigation expenses	(139,101)	(667,297)	(898,074)
Loss on modification of lease contract	(104,634)	(89,796)	(27,091)
Loss on sale of fixed assets	(22,714)	57,506	(187,762)
Restructuring cost	(8,383)	(10,951)	(31,966)
Supplementary contributions to retailers	(3,026)	(7,079)	(108,948)
Subscriber returns			(54,405)
Other	(197,075)	(70,421)	(348,837)
Other expense	₺ (902,726)	₺ (1,234,219)	₺ (1,657,083)
Tax rate on revaluation of properties and depreciable economic assets	2.00%